Revenues - Schedule of Amounts of Revenue Recognized in the Current Reporting Period that was Included in Contract Liabilities (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Total revenues	$ 1,652,174	$ 210,683	$ 1,739,130	$ 3,787,587
Cloud services and data center managed services [Member]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Total revenues				1,876,000
Telecommunication, consultancy and related services [Member]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Total revenues	$ 1,652,174		$ 1,739,130	$ 1,911,587